LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Leases
SCHEDULE OF RIGHT-OF-USE ASSETS AND RELATED LEASE LIABILITIES

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2022, and December 31, 2021:

	September 30, 2022	December 31, 2021
Right-of-use assets	$1,576,445	$1,158,776

Operating lease liabilities, current	$420,913	$277,142
Operating lease liabilities, non-current	1,155,532	881,634
Total operating lease liabilities	$1,576,445	$1,158,776

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021:

	December 31, 2021	December 31, 2020
Right-of-use asset	$1,158,776	$1,317,830

Operating lease liabilities, current	$277,142	$243,292
Operating lease liabilities, non-current	881,634	1,074,538
Total operating lease liabilities	$1,158,776	$1,317,830

SCHEDULE OF MATURITIES OF THE LEASE LIABILITIES

As of September 30, 2022, the maturities of the lease liabilities for the periods ending December 31 are as follows:

2022	$103,291
2023	423,495
2024	434,082
2025	444,934
2026	266,034
Total lease payments	1,671,836
Less: Present value discount	(95,391)
Total	$1,576,445

As at December 31, 2021, the maturities of the lease liabilities for the periods ended December 31 were as follows:

2022	$277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,239,518
Less: Present value discount	(80,742)
Total	$1,158,776